GOING CONCERN (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
GOING CONCERN [Abstract]
Accumulated deficit	$ 22,306,945		$ 21,416,838
Net cash used in operating activities	$ 3,604	$ 188